Headcount - Summary of Number of Employees (Detail) - employee	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,158	2,215
Average	2,256	2,221
Chile [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	2,136	2,193
Argentina [Member]
Disclosure Of Average Number Of Employees [Line Items]
Number of employees	22	22